Segment reporting (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 50,289	$ 41,359
Switzerland
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	46,370	39,052
France
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	3,000	498
United States
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	913	1,803
Brazil
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 6	$ 6